Cover	Jul. 09, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 09, 2023
Entity File Number	001-14881
Entity Tax Identification Number	94-2213782
Entity Registrant Name	BERKSHIRE HATHAWAY ENERGY COMPANY
Entity Incorporation, State or Country Code	IA
Entity Address, Address Line One	666 Grand Avenue
Entity Address, Address Line Two	Suite 500
Entity Address, State or Province	IA
Entity Address, City or Town	Des Moines
Entity Address, Postal Zip Code	50309-2580
City Area Code	515
Local Phone Number	242-4300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001081316
Amendment Flag	false
Eastern Energy Gas Holdings, LLC
Document Information [Line Items]
Entity File Number	001-37591
Entity Tax Identification Number	46-3639580
Entity Registrant Name	EASTERN ENERGY GAS HOLDINGS, LLC
Entity Incorporation, State or Country Code	VA
Entity Address, Address Line One	6603 West Broad Street
Entity Address, State or Province	VA
Entity Address, City or Town	Richmond
Entity Address, Postal Zip Code	23230
City Area Code	804
Local Phone Number	613-5100
Entity Emerging Growth Company	false
Entity Central Index Key	0001603291
Amendment Flag	false